OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES
Defined benefit plans	$ 136.9	$ 132.6
Deferred revenue	17.4	20.7
Stock-based compensation	8.3	12.1
Other	32.4	37.4
Total other liabilities	195.0	202.8
Current portion of stock-based compensation	$ 19.8	$ 17.2